LVIP American Funds Vanguard Active Passive Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.28%
Equity Funds–65.62%
American Funds®-
✧American Funds Fundamental Investors	11,562	$1,080,746
✧American Mutual Fund	10,417	649,292
Capital Group Core Equity ETF	28,694	1,134,561
Capital Group Growth ETF	18,572	815,682
Vanguard S&P 500 Growth ETF	1,892	823,890
Vanguard S&P 500 Value ETF	4,066	811,045
		5,315,216
Fixed Income Funds–18.53%
✧American Funds®-
Bond Fund of America	78,636	900,382
Corporate Bond	31,258	300,385
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Intermediate-Term Corporate Bond ETF	3,571	$300,357
		1,501,124
International Equity Funds–16.13%
American Funds®– Capital Group Global Growth Equity ETF	26,397	901,986
Vanguard FTSE Developed Markets ETF	6,758	404,939
		1,306,925
Total Investment Companies (Cost $7,759,770)		8,123,265

TOTAL INVESTMENTS–100.28% (Cost $7,759,770)	8,123,265
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.28%)	(22,890)
NET ASSETS APPLICABLE TO 734,101 SHARES OUTSTANDING–100.00%	$8,100,375

✧Class R-6 shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
S&P–Standard & Poor’s
LVIP American Funds Vanguard Active Passive Growth Fund–1